Commitments (Tables)	12 Months Ended
Mar. 31, 2024
Commitments
Schedule of capital commitments

	Group
	2024	2023
	€m	€m
Contracts placed for future capital expenditure not provided in the financial statements[1,2]	2,442	3,507

Note:

1	Commitment includes contracts placed for property, plant and equipment and intangible assets.
2	Includes €423 million (2023: €469 million) in respect of Vodafone Italy and Vodafone Spain, which are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.